Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income
Net income	$ 14,293	$ 16,114	$ 10,714
Investment securities available-for-sale:
Unrealized gains (losses) on investment securities available-for-sale, net of tax	3,408	3,400	(955)
Adjustment for (gains) losses on sale of investment securities, net of tax	(32)	32
Defined benefit pension plans:
Net gains (losses) arising during the year, net of tax	(1,738)	1,150	(345)
Amortization of prior service cost included in net periodic pension cost, net of tax	169	62	173
Total other comprehensive income (loss)	5,283	2,344	(437)
Total comprehensive income	$ 19,576	$ 18,458	$ 10,277